RELATED PARTIES	3 Months Ended
Mar. 31, 2026
Related party transactions [abstract]
RELATED PARTIES	RELATED PARTIES
The immediate parent and the ultimate controlling shareholder of the Company are VEON Amsterdam B.V. and VEON Ltd.,
respectively.
Related parties, as defined by IAS 24, are natural persons or companies that can be influenced by Kyivstar Group Ltd., that can exert an influence on the Company or that are under the influence of another related party of the Company. Transactions with related parties were conducted at arm’s length.
The following table provides the total amount of transactions that have been entered into with related parties and their affiliates for the three-month period ended March 31:

	2026			2025
	Ultimate and Immediate parent	Entities under common control	Key Management Personnel	Ultimate and Immediate parent	Entities under common control	Key Management Personnel

Cost of services, equipment and accessories	—	(4)	—	—	(2)	—
Selling, general and administrative expenses	—	—	(1)	—	—	(1)
Finance costs	(1)	(11)	—	—	(10)	—
Depreciation charge of right-of-use asset	—	(10)	—	—	(8)	—
Other operating income	—	1	—	—	—	—
Other operating expenses	—	(2)	—	(9)	—	—
Finance income	—	—	—	5	—	—
Total	(1)	(26)	(1)	(4)	(20)	(1)
The following table provides the total balance of accounts with related parties and their affiliates at the end of the relevant period:

	March 31, 2026		December 31, 2025
	Ultimate and Immediate parent	Entities under common control	Ultimate and Immediate parent	Entities under common control

Right-of-use assets - LLC "Ukraine Tower Company"	—	226	—	214
Trade and other receivables - LLC “Ukraine Tower Company”	—	1	—	1
Indemnity receivable from VEON Amsterdam B.V.	29	—	40	—
Other receivables from VEON Amsterdam B.V.	9	—	9	—
Financial assets - VEON Ltd.	1	—	1	—
	39	227	50	215

Trade and other payables - LLC “Ukraine Tower Company”	—	(9)	—	(8)
Trade and other payables - VEON Ltd.	(14)	—	(17)	—
Trade and other payables - VEON Group Holding Company Ltd	—	(19)	—	(17)
Lease liabilities - LLC “Ukraine Tower Company”	—	(265)	—	(250)
Loan Note Payable - VEON Amsterdam B.V.	(59)	—	(57)	—
Other current liabilities - VEON Ltd.	(14)	—	(12)	—
	(87)	(293)	(86)	(275)